Financial Instruments Risk - Liquidity Risk Narrative (Details)						1 Months Ended	12 Months Ended
	Jan. 26, 2021 CAD ($) shares	Jan. 26, 2021 USD ($) $ / shares shares	Nov. 16, 2020 CAD ($) shares	Nov. 16, 2020 USD ($) shares	Oct. 09, 2020 CAD ($) shares	Apr. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($) facility $ / shares shares	Jun. 30, 2021 USD ($) facility $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 01, 2021 CAD ($)	Dec. 31, 2020 CAD ($) shares	Nov. 30, 2020 $ / shares	Oct. 09, 2020 $ / shares	May 11, 2020 shares	May 10, 2020 shares	Jun. 30, 2019 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares issued (in shares) | shares																110,089,377	1,321,072,394
Warrants, exercised (in shares) | shares							491,500	491,500	992,918	992,918
Disposal of property, plant and equipment							$ 19,241,000		$ 1,247,000
Cash and cash equivalents							$ 421,457,000		162,179,000									$ 172,727,000
Shelf prospectus, amount allowed											$ 1,000,000,000.0
Facility B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings												$ 88,700,000
Production Facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of production facilities sold | facility							2	2
Disposal of property, plant and equipment							$ 13,900,000
Derivatives and convertible debentures at FVTPL | Convertible Debentures | High Tide
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount converted						$ 3,000,000.0
Derivatives and convertible debentures at FVTPL | Warrants | High Tide
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrants, exercised (in shares) | shares							7,936,507	7,936,507
Exercise cost of warrants							$ 4,000,000.0
Cann Group | Marketable securities designated at FVTOCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares sold (in shares) | shares					31,956,347
Share price (in CAD per share) | $ / shares															$ 0.20
Proceeds from sale of common shares					$ 5,900,000
High Tide | Marketable securities designated at FVTOCI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares sold (in shares) | shares							18,650,197	18,650,197
Proceeds from sale of common shares							$ 11,800,000
Average share price (in CAD per share) | $ / shares							$ 0.64
2019 At-the-Market Program
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net proceeds							$ 278,500,000	$ 210,364,000	$ 573,417,000	$ 426,819,000
ATM supplement, amount remaining							$ 0						$ 0
Number of shares issued (in shares) | shares							0				0		0
Shares issued through equity financings (in shares) | shares							42,359,118	42,359,118	21,009,339	21,009,339
Average share price (in CAD per share) | (per share)							$ 6.71	$ 5.07	$ 27.85	$ 20.73
November Unit Offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share price (in CAD per share) | $ / shares														$ 7.50
Gross proceeds from issuing shares			$ 226,200,000	$ 172,500,000
Shares issued through equity financings (in shares) | shares			23,000,000	23,000,000
January Unit Offering
Disclosure of nature and extent of risks arising from financial instruments [line items]
Share price (in CAD per share) | $ / shares		$ 10.45
Gross proceeds from issuing shares	$ 175,800,000	$ 137,900,000
Shares issued through equity financings (in shares) | shares	13,200,000	13,200,000
2021 At-The-Market Program
Disclosure of nature and extent of risks arising from financial instruments [line items]
ATM supplement, additional amount allowed, common shares											$ 300,000,000.0